Finance and Operating Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Finance and Operating Leases

11. Finance and Operating Leases

The Company leases offices. The leases are for periods of two to five years.

For the six months ended June 30, 2023, and 2022, the Company recognized the following total lease cost related to the Company’s lease arrangements:

	2023	2022
	(Unaudited)	(Unaudited)
Finance lease and operating lease costs	66,726	37,465
Expenses relating to short-term leases	5,510	11,210
Total lease cost	$72,236	$48,675

During the six months ended June 30, 2023, the Company entered into new a lease for the rental of property which has not commenced as of June 30, 2023. In this connection, no right-of-use assets and lease liabilities were recognized.

As of June 30, 2023, the Company’s remaining lease payments are as follows:

Leases
(Unaudited)
2023	$66,581
2024	133,161
2025	102,090
Total remaining lease payments (undiscounted)	301,832
Less: imputed interest	10,254
Present value of lease liabilities	$291,578

Supplemental balance sheet information related to leases:

	Classification	As of June 30, 2023	As of December 31, 2022
		(Unaudited)	(Unaudited)
Assets:
Operating lease assets	Right-of-use lease assets	$279,886	$341,625
Operating leases
Lease Liability - current	Current liabilities – lease liabilities	$126,046	$124,095
Lease liability – non-current	Non-current liabilities – lease liabilities	$165,532	$229,076

Other information related to leases for the six months ended June 30, 2023 and 2022:

	2023	2022
	(Unaudited)	(Unaudited)
Weighted-average remaining lease term (years) - operating leases	1.3	1.2
Weighted-average discount rate - operating leases	3.2%	2.9%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$-	$-
Operating cash flows from operating leases	$61,594	$36,115